Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Net loss per share [Abstract]
Schedule of basic and diluted net loss per share
	Year Ended December 31,
	2022	2021
Numerator:
Net loss (in thousands)	$(115,373)	$(79,540)
Denominator:
Weighted average shares outstanding – basic and dilutive	157,317,695	67,255,538
Basic and diluted net loss per share	$(0.73)	$(1.18)

Schedule of outstanding shares of potentially dilutive securities
	Year Ended December 31,
	2022	2021
Stock options	25,420,425	30,361,405
Restricted stock units	16,716,383	—
Estimated ESPP stock units	476,636	—
Common stock warrants	3,665,996	1,063,214
Redeemable convertible preferred stock	—	106,949,326
Total	46,279,440	138,373,945